Document and Entity Information	12 Months Ended
Apr. 29, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2012
Registrant Name	MANAGERS AMG FUNDS
Central Index Key	0001089951
Amendment Flag	false
Document Creation Date	May 02, 2013
Document Effective Date	May 02, 2013
Prospectus Date	Apr. 29, 2013